LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.77%
Equity Funds–94.87%
✠Fidelity®-
VIP Contrafund® Portfolio	6,225,213	$352,596,072
VIP Equity-Income Portfolio	5,583,379	150,527,900
		503,123,972
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	25,981,771	$25,981,771
		25,981,771
Total Investment Companies (Cost $324,356,288)		529,105,743

TOTAL INVESTMENTS–99.77% (Cost $324,356,288)	529,105,743
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,199,299
NET ASSETS APPLICABLE TO 31,373,335 SHARES OUTSTANDING–100.00%	$530,305,042

✠Initial Class.

The following futures contracts were outstanding at March 31, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
1	British Pound	$78,919	$80,045	6/17/24	$—	$(1,126)
1	Euro	135,269	137,102	6/17/24	—	(1,833)
1	Japanese Yen	83,569	86,334	6/17/24	—	(2,765)
					—	(5,724)
Equity Contracts:
9	E-mini MSCI Emerging Markets Index	472,050	471,288	6/21/24	762	—
97	E-mini S&P 500 Index	25,746,225	25,098,019	6/21/24	648,206	—
3	Euro STOXX 50 Index	163,284	158,642	6/21/24	4,642	—
1	FTSE 100 Index	100,820	97,218	6/21/24	3,602	—
					657,212	—
Total Futures Contracts					$657,212	$(5,724)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the Fidelity® - VIP Contrafund® Portfolio and VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$529,105,743	$—	$—	$529,105,743
Derivatives:
Assets:
Futures Contracts	$657,212	$—	$—	$657,212
Liabilities:
Futures Contracts	$(5,724)	$—	$—	$(5,724)
There were no Level 3 investments at the beginning or end of the period.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–2